Shareholders' Equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - Remeasurement of defined benefit Plans of group companies [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revaluation reserve [Line Items]
At January 1	€ (1,669)	€ (1,820)	€ (1,532)
Remeasurements of defined benefit plans	(134)	224	(392)
Tax effect	(15)	(175)	89
Net exchange differences	(32)	102	16
Total remeasurement of defined benefit plans	€ (1,850)	€ (1,669)	€ (1,820)